22. INCOME TAX AND DEFERRED TAXES (Details 6)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Deferred Taxes Details 6Abstract
Tax expense using the legal rate (%)	27.00%	25.50%	24.00%
Tax effect of rates in other jurisdictions (%)	(3.59%)	1.90%	5.45%
Tax effect of non-taxable revenue (%)	(4.76%)	(3.62%)	(0.38%)
Tax effect of non-deductible expenses (%)	0.39%	2.06%	0.55%
Tax effect of increase in the tax rate in Argentina and USA (%)	0.00%	(3.59%)	0.00%
Tax effect of increase in the tax rate in Chile (%)	0.00%	0.98%	2.49%
Other increases (decreases) in the legal tax charge (%)	(0.51%)	(4.59%)	(6.67%)
Total adjustments to tax expense using the legal rate (%)	(8.47%)	(6.86%)	1.44%
Tax expense at the effective rate (%)	18.53%	18.64%	25.44%